Background, Basis of Presentation, and Going Concern (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Warrant liability	$ 8,990,943	$ 12,796,146	$ 847,791
Conversion option derivative liability	3,590,660	5,411,187
Convertible debt, net of unamortized discounts	1,554,733	1,123,818	673,389
Total current liabilities	19,121,301	25,506,910	6,063,708
Total liabilities	19,121,301	25,506,910	6,063,708
Accumulated deficit	(207,732,287)	(201,504,478)	(178,187,959)
Additional paid in capital	188,751,460	176,108,887	172,139,185
Total stockholders' deficit	(18,974,908)	(25,390,443)	(6,044,343)	$ (1,445,463)
Total liabilities and stockholders' deficit	$ 146,393	116,467	19,365
As Reported [Member]
Statement of Financial Position [Abstract]
Warrant liability
Conversion option derivative liability		8,145,160
Convertible debt, net of unamortized discounts		1,051,545
Total current liabilities		28,168,610	5,215,917
Total liabilities		28,168,610	5,215,917
Accumulated deficit		(204,989,355)	(178,226,456)
Additional paid in capital		176,932,064	173,025,473
Total stockholders' deficit		(28,052,143)	(5,196,552)
Total liabilities and stockholders' deficit			19,365
Revision [Member]
Statement of Financial Position [Abstract]
Warrant liability			847,791
Conversion option derivative liability		(2,733,973)
Convertible debt, net of unamortized discounts		72,273
Total current liabilities		(2,661,700)	847,791
Total liabilities		(2,661,700)	847,791
Accumulated deficit		3,484,877	38,497
Additional paid in capital		(823,177)	(886,288)
Total stockholders' deficit		$ 2,661,700	(847,791)
Total liabilities and stockholders' deficit